CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities
The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2020
Loans and receivables at amortised cost
Trade receivables	18	20,025	—	20,025	20,025
Cash and cash equivalents	19	27,327	—	27,327	27,327
Finance lease receivable	16, 18	506	—	506	506

		47,858	—	47,858	47,858

Liabilities at amortised cost
Exchangeable note	25	—	(82,664)	(82,664)	(82,664)
Lease liabilities	26	(18,741)	—	(18,741)	(18,741)
Trade and other payables (excluding deferred income)	23	(19,890)	—	(19,890)	(19,890)
Provisions	24	(416)	—	(416)	(416)

		(39,047)	(82,664)	(121,711)	(121,711)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	25	—	150	150	150
Exchangeable note equity conversion option	25	—	(1,370)	(1,370)	(1,370)

		—	(1,220)	(1,220)	(1,220)

		8,811	(83,884)	(75,073)	(75,073)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2019
Loans and receivables at amortised cost
Trade receivables	18	17,754	—	17,754	17,754
Cash and cash equivalents	19	15,231	—	15,231	15,231

Investments (deposits)	20	1,169	—	1,169	1,169
Finance lease receivable	16,18	684	—	684	684

		34,838	—	34,838	34,838

Liabilities at amortised cost
Exchangeable note	25	—	(82,021)	(82,021)	(82,021)
Lease liabilities	26	(20,149)	—	(20,149)	(20,149)
Trade and other payables (excluding deferred income)	23	(16,655)	—	(16,655)	(16,655)
Provisions	24	(50)	—	(50)	(50)

		(36,854)	(82,021)	(118,875)	(118,875)

Fair value through profit and loss (FVPL)
Exchangeable note equity conversion option	25	—	(4)	(4)	(4)

		—	(4)	(4)	(4)

		(2,016)	(82,025)	(84,041)	(84,041)

Schedule of Interest Rate Risk Effective and Repricing Analysis
The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2020	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	0.1%	27,327	27,327	—	—	—	—
Lease receivable	16,18	4.0%	506	120	95	142	149	—
Licence payments	23	8.1%	(194)	(194)	—	—	—	—
Exchangeable note	25	4.8%	(82,664)	—	—	—	—	(82,664)
Other borrowings	25	0%	(31)	—	—	(31)	—	—
Lease payable on Right of Use assets	26	5.0%	(18,461)	(1,022)	(1,032)	(1,914)	(4,856)	(9,637)
Lease payable on sale & leaseback transactions	26	5.0%	(280)	(49)	(50)	(104)	(77)	—

Total			(73,797)	26,182	(987)	(1,907)	(4,784)	(92,301)

As at December 31, 2019	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	1.1%	15,231	15,231	—	—	—	—
Short-term investments	20	1.3%	1,169	—	1,169	—	—	—
Lease receivable	16,18	4.0%	684	157	124	202	201	—
Licence payments	23	8.1%	(1,307)	(1,307)	—	—	—	—
Exchangeable note	25	4.8%	(82,021)	—	—	—	—	(82,021)
Lease payable on Right of Use assets	26	5.0%	(19,630)	(1,136)	(1,020)	(2,012)	(4,840)	(10,622)
Lease payable on sale & leaseback transactions	26	5.0%	(519)	(122)	(125)	(95)	(177)	—

Total			(86,393)	12,823	148	(1,905)	(4,816)	(92,643)

Schedule of Interest Rate Profile of Financial Assets/Liabilities
The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(194)	(1,307)
Fixed rate financial liabilities (exchangeable note)	(82,664)	(82,021)
Fixed rate financial liabilities (borrowings)	(31)	—
Fixed rate financial liabilities (lease payables)	(18,741)	(20,149)
Financial assets (short-term deposits and short-term investments)	3,118	10,125
Financial assets (lease receivables)	506	684

	(98,006)	(92,668)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2020 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	24,335	24,335	24,335	—	—	—	—
Lease payable on Right of Use assets	18,461	18,461	1,022	1,032	1,914	4,856	9,637
Lease payable on sale & leaseback transactions	280	280	49	50	104	77	—
Other borrowings	31	31	—	—	31	—	—
Exchangeable notes ¹	82,664	99,900	—	—	—	—	99,900
Exchangeable note interest	999	97,902	1,998	1,998	3,996	11,988	77,922

	126,770	240,909	27,404	3,080	6,045	16,921	187,459

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years.

As at December 31, 2019 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,947	16,947	16,947	—	—	—	—
Lease payable on Right of Use assets	19,630	19,630	1,136	1,020	2,012	4,840	10,622
Lease payable on sale & leaseback transactions	519	519	122	125	95	177	—
Exchangeable notes¹	82,021	99,900	—	—	—	—	99,900
Exchangeable note interest	999	101,898	1,998	1,998	3,996	11,988	81,918

	120,116	238,894	20,203	3,143	6,103	17,005	192,440

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
The amounts shown are those reported to key management translated into US Dollars at the closing rate:

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	1,229	152	9	2,859	776	—
Trade and other receivable	1,105	63	—	3,191	1,357	—
Trade and other payables	(2,821)	(57)	(1)	(449)	(529)	—

Total exposure	(487)	158	8	5,601	1,604	—

As at December 31, 2019	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	394	138	10	3,265	238	—
Trade and other receivable	1,247	71	—	337	1,871	—
Trade and other payables	(2,350)	(27)	(142)	(47)	(796)	—

Total exposure	(709)	182	(132)	3,555	1,313	—

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2020 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2020
Euro	541

December 31, 2019
Euro	2,282

A 10% weakening of the US Dollar against the Euro at December 31, 2020 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2020
Euro	(661)

December 31, 2019
Euro	(2,790)

Schedule of Maximum Credit Exposure of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying Value December 31, 2020 US$’000	Carrying Value December 31, 2019 US$’000
Third party trade receivables (Note 18)	20,025	17,754
Finance lease income receivable (Note 18)	506	684
Cash and cash equivalents (Note 19)	27,327	15,231
Short-term investments (Note 20)	-	1,169

	47,858	34,838

Schedule of Exposure of Trade Receivables by Geographic Location
The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2020 US$’000	Carrying Value December 31, 2019 US$’000
United States	10,730	8,647
Euro-zone countries	1,360	786
United Kingdom	98	121
Other European countries	13	7
Other regions	8,330	8,877

	20,531	18,438

Schedule of Exposure of Trade Receivables by Customer
The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying Value December 31, 2020 US$’000	Carrying Value December 31, 2019 US$’000
End-user customers	11,812	9,453
Distributors	8,186	7,199
Non-governmental organisations	533	1,786

	20,531	18,438

Schedule of Ageing of Trade Receivables
The ageing of trade receivables at December 31, 2020 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2020	2020	2020	2019	2019	2019
	US$’000	US$’000%		US$’000	US$’000%
Not past due	16,754	112	0.7%	10,924	8	0.1%
Past due 0-30 days	1,829	222	12.1%	3,743	6	0.2%
Past due 31-120 days	1,755	60	3.4%	2,115	27	1.3%
Greater than 120 days	3,609	3,528	97.8%	6,415	5,402	84.2%

	23,947	3,922	—	23,197	5,443	—

Schedule of Movement in Allowance for Impairment of Trade Receivables
 The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Balance at January 1	5,443	4,202	3,590
Charged to costs and expenses	166	1,276	682
Amounts written off during the year	(1,687)	(35)	(70)

Balance at December 31	3,922	5,443	4,202